ADMINISTRATION EXPENSES	12 Months Ended
Dec. 31, 2017
ADMINISTRATION EXPENSES [abstract]
ADMINISTRATION EXPENSES

13.	ADMINISTRATION EXPENSES

The administration expenses for the Company are as follows:

	Year Ended	Year Ended
In $000s	December 31, 2017	December 31, 2016
Corporate administration	$1,742	$1,275
Employee benefits and salaries	1,921	1,570
Professional fees	801	819
Depreciation	108	231
Administration expenses before share based compensation	$4,572	$3,895

Equity settled share based compensation (a non-cash expense)	2,164	1,136
Total administration expenses	$6,736	$5,031